TAXES - Reconciliation of Unrecognized Tax Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of Unrecognized Tax Benefits
Beginning balance	$ 18	$ 15	$ 14
Additions based on tax positions related to the current year	479	89	41
Settlements (closed out to Net Parent investment)	(453)	(86)	(40)
Ending balance	$ 44	$ 18	$ 15